Gross Unrealized Losses and Fair Value, Aggregated by Investment Category and Length of Time that Individual Securities have been in a Continuous Unrealized Loss Position (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2018	Dec. 31, 2017
Gain (Loss) on Investments [Line Items]
Less than 12 Months, Fair Value	$ 5,182	$ 12,190
Less than 12 Months, Unrealized Losses	(36)	(59)
12 Months or More, Fair Value	44,750	32,769
12 Months or More, Unrealized Losses	(500)	(231)
Total, Fair Value	49,932	44,959
Total, Unrealized Losses	(536)	(290)
U.S. government agencies
Gain (Loss) on Investments [Line Items]
Less than 12 Months, Fair Value	0	12,190
Less than 12 Months, Unrealized Losses	0	(59)
12 Months or More, Fair Value	44,750	32,769
12 Months or More, Unrealized Losses	(500)	(231)
Total, Fair Value	44,750	44,959
Total, Unrealized Losses	(500)	$ (290)
State and municipal obligations
Gain (Loss) on Investments [Line Items]
Less than 12 Months, Fair Value	5,182
Less than 12 Months, Unrealized Losses	(36)
12 Months or More, Fair Value	0
12 Months or More, Unrealized Losses	0
Total, Fair Value	5,182
Total, Unrealized Losses	$ (36)